Note 1 - Overview (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Jun. 17, 2013	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2013	May 05, 2015	Dec. 31, 2013	Mar. 07, 2011
Note 1 - Overview (Details) [Line Items]
Retained Earnings (Accumulated Deficit) (in Dollars)		$ (11,705,802)	$ (10,482,079)			$ (7,102,188)
Power Purchase Agreements Remaining Contractual Term	10 years	10 years
Power Purchase Agreements, Contractual Term	20 years	20 years	10 years
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01	$ 0.01	0.01		$ 0.01	$ 0.01
Percent of Shares Issued Against Shares Outstanding							82.00%
Common Stock, Shares Authorized (in Shares)		300,000,000	300,000,000			300,000,000
Preferred Stock, Shares Authorized (in Shares)		100,000,000	100,000,000			100,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01	$ 0.01			$ 0.01
Single-Merchant [Member] | Power Purchase Agreements [Member] | Product Concentration Risk [Member] | Power Generation Revenue [Member]
Note 1 - Overview (Details) [Line Items]
Concentration Risk, Percentage			3.00%
Single-Merchant [Member] | Power Purchase Agreements [Member]
Note 1 - Overview (Details) [Line Items]
Average Market Price, Discount			10.00%
Index-priced PPA [Member]
Note 1 - Overview (Details) [Line Items]
Sale Price, Power Generated, Per Unit (in Dollars per Item)	0.12	0.12	0.12
GSA-1 Scheduled Rate [Member]
Note 1 - Overview (Details) [Line Items]
Sale Price, Power Generated, Per Unit (in Dollars per Item)	0.10	0.10	0.10
Power Generation Revenues In 2017 Through 2021 [Member] | Product Concentration Risk [Member] | Power Generation Revenue [Member]
Note 1 - Overview (Details) [Line Items]
Concentration Risk, Percentage			96.00%
Power Purchase Agreements [Member] | Product Concentration Risk [Member] | Power Generation Revenue [Member]
Note 1 - Overview (Details) [Line Items]
Concentration Risk, Percentage		96.00%		96.00%
Minimum [Member]
Note 1 - Overview (Details) [Line Items]
Power Purchase Agreements, Contractual Term			10 years
Maximum [Member]
Note 1 - Overview (Details) [Line Items]
Power Purchase Agreements, Contractual Term			20 years
Reverse Stock Split [Member]
Note 1 - Overview (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio					4